Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2017	2018	2019
	US$	US$	US$
Accounts receivable	12,274,970	24,660,089	29,028,826
Allowance for doubtful accounts:
Balance at beginning of the year	—	(1,295,149)	(1,286,120)
Additions/(reversals) charged to bad debt expense	(1,295,149)	(11,422)	(4,104,458)
Write-off	—	15,379	3,616,076
Foreign exchange effect	—	5,072	310
Balance at end of the year	(1,295,149)	(1,286,120)	(1,774,192)
Accounts receivable, net	10,979,821	23,373,969	27,254,634